Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2021	Mar. 31, 2021
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 5,379	¥ 5,405
Actual		8,244	7,850
Required	[1]	6,386	6,418
Actual		¥ 10,098	¥ 9,702
Required	[1]	9.51%	9.51%
Actual		15.03%	14.37%
Required	[1]	¥ 7,729	¥ 7,767
Actual		¥ 11,927	¥ 11,385
Required	[1]	11.51%	11.51%
Actual		17.76%	16.87%
Required	[2]	¥ 6,108	¥ 6,016
Actual	[2]	¥ 10,098	¥ 9,702
Common Equity Tier 1 capital:
Required	[1]	8.01%	8.01%
Actual		12.27%	11.63%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	4.96%	4.83%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,794	¥ 2,823
Actual		7,340	6,972
Required		3,726	3,764
Actual		¥ 9,187	¥ 8,819
Required		6.00%	6.00%
Actual		14.79%	14.05%
Required		¥ 4,967	¥ 5,019
Actual		¥ 10,924	¥ 10,400
Required		8.00%	8.00%
Actual		17.59%	16.57%
Required	[2]	¥ 5,700	¥ 5,660
Actual	[2]	¥ 9,187	¥ 8,819
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.82%	11.11%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	4.83%	4.67%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,619	¥ 2,648
Actual		6,790	6,561
Required		3,492	3,531
Actual		¥ 8,635	¥ 8,406
Required		6.00%	6.00%
Actual		14.83%	14.28%
Required		¥ 4,656	¥ 4,708
Actual		¥ 10,355	¥ 9,987
Required		8.00%	8.00%
Actual		17.79%	16.96%
Required	[2]	¥ 5,373	¥ 5,343
Actual	[2]	¥ 8,635	¥ 8,406
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.66%	11.14%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	4.82%	4.72%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 81	¥ 82
Actual		479	527
Required		108	109
Actual		¥ 479	¥ 527
Required		6.00%	6.00%
Actual		26.70%	28.94%
Required		¥ 144	¥ 146
Actual		¥ 479	¥ 527
Required		8.00%	8.00%
Actual		26.71%	28.94%
Required	[2]	¥ 129	¥ 138
Actual	[2]	¥ 479	¥ 527
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		26.70%	28.94%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	11.17%	11.41%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 80	¥ 82
Actual		465	519
Required		107	109
Actual		¥ 465	¥ 519
Required		6.00%	6.00%
Actual		26.03%	28.63%
Required		¥ 143	¥ 145
Actual		¥ 465	¥ 519
Required		8.00%	8.00%
Actual		26.04%	28.64%
Required	[2]	¥ 125	¥ 135
Actual	[2]	¥ 465	¥ 519
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		26.03%	28.63%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	11.15%	11.51%

[1]	The required ratios disclosed above, at March 31, 2021 and September 30, 2021, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01%, and the additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at September 30, 2021 exclude amounts of deposits to the Bank of Japan.